Document And Entity Information	Feb. 25, 2020
Cover [Abstract]
Entity Registrant Name	Easterly Government Properties, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001622194
Document Period End Date	Feb. 25, 2020
Entity Emerging Growth Company	false
Entity File Number	001-36834
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-2047728
Entity Address, Address Line One	2101 L Street NW, Suite 650,
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037
City Area Code	(202)
Local Phone Number	595-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	DEA
Name of each exchange on which registered	NYSE